INTERESTS IN JOINT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of joint operations [line items]
Disclosure of joint ventures [text block]
The following tables set forth summarized financial information of the more significant interests in joint ventures accounted in for equity method:

	12-31-2020		12-31-2019
	Assets	Liabilities	Assets	Liabilities
Unilin Arauco Pisos Ltda.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	8,050	4,995	6,674	3,761
Non-current	3,747	408	4,024	55
Equity	-	6,394	-	6,882
Total Joint Arrangement	11,797	11,797	10,698	10,698
Investment	3,197		3,441

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	18,944	13,591
Expenses	(17,904)	(13,549)
Joint Arrangement Net Income (Loss)	1,040	42
Other comprehensive income	-	-
Comprehensive income	1,040	42
Dividends	-	-

	12-31-2020		12-31-2019
	Assets	Liabilities	Assets	Liabilities
Eka Chile S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	16,551	4,154	21,449	4,930
Non-current	35,599	4,782	33,442	4,917
Equity	-	43,214	-	45,044
Total Joint Arrangement	52,150	52,150	54,891	54,891
Investment	21,607		22,522

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	39,136	43,458
Expenses	(35,177)	(40,104)
Joint Arrangement Net Income (Loss)	3,959	3,354
Other comprehensive income	-	-
Comprehensive income	3,959	3,354
Dividends	2,894	496

	12-31-2020		12-31-2019
	Assets	Liabilities	Assets	Liabilities
Sonae Arauco S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	258,058	276,127	216,342	215,632
Non-current	765,712	379,260	695,902	358,851
Equity	-	368,383	-	337,761
Total Joint Arrangement	1,023,770	1,023,770	912,244	912,244
Net assets	157,552		140,146
Net asset adjustment (Goodwill)	26,640		28,735
Investment	184,192		168,881

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	808,895	885,812
Expenses	(812,600)	(887,230)
Joint Arrangement Net Income (Loss)	(3,705)	(1,418)
Other comprehensive income	-	-
Comprehensive income	(3,705)	(1,418)
Dividends	-	6,634

	12-31-2020		12-31-2019
	Assets	Liabilities	Assets	Liabilities
Agrícola El Paque SpA.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	4,562	69	-	-
Non-current	5,782	-	-	-
Equity	-	10,275	-	-
Total Joint Arrangement	10,344	10,344	-	-
Investment	5,138		-

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	1	-
Joint Arrangement Net Income (Loss)	1	-
Other comprehensive income	-	-
Comprehensive income	1	-
Dividends		-

	12-31-2020		12-31-2019
	Assets	Liabilities	Assets	Liabilities
Parque Eólico Ovejera del Sur SpA.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	367	27	95	2
Non-current	2,057	-	1,505	5
Equity	-	2.398	-	1,593
Total Joint Arrangement	2,424	2.425	1,600	1,600
Investment	1,199		797

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	(155)	(24)
Joint Arrangement Net Income (Loss)	(155)	(24)
Other comprehensive income	-	-
Comprehensive income	(155)	(24)
Dividends	-	-

	12-31-2020		12-31-2019
	Assets	Liabilities	Assets	Liabilities
E2E S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	9,196	4,233	3,045	1,331
Non-current	27,044	1,407	3,099	1,336
Equity	-	30,601	-	3,477
Total Joint Arrangement	36,240	36,241	6,144	6,144
Investment	15,301		1,739

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	1,095	1,714
Expenses	(5,579)	(2,877)
Joint Arrangement Net Income (Loss)	(4,484)	(1,163)
Other comprehensive income	-	-
Comprehensive income	(4,484)	(1,163)
Dividends	-	-

	12-31-2020		12-31-2019
	Assets	Liabilities	Assets	Liabilities
Agrícola San Gerardo SpA.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	603	387	-	-
Non-current	3,859	-	2,162	-
Equity	-	4,075	-	2,162
Total Joint Arrangement	4,462	4,462	2,162	2,162
Investment	2,038		1,081

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	(319)	-
Joint Arrangement Net Income (Loss)	(319)	-
Other comprehensive income	-	-
Comprehensive income	(319)	-
Dividends	-	-

Joint operations [member]
Disclosure of joint operations [line items]
Disclosure of joint operations [text block]
The following tables set forth summarized financial information of the more significant interests in joint arrangements, which qualify as joint operations:

	12-31-2020		12-31-2019
Celulosa y Energía Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	262,446	163,887	346,498	206,683
Non-current	2,103,903	325,894	2,158,586	444,181
Equity	-	1,876,568	-	1,854,220
Total Joint Arrangement	2,366,349	2,366,349	2,505,084	2,505,084
Investment	938,284		927,110

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	610,070	859,874
Expenses	(586,345)	(628,553)
Joint Arrangement Net Income (Loss)	23,725	231,321

	12-31-2020		12-31-2019
	Assets	Liabilities	Assets	Liabilities
Forestal Cono Sur S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	44,684	2,121	37,625	2,180
Non-current	170,028	10,637	172,913	9,046
Equity	-	201,954	-	199,312
Total Joint Arrangement	214,712	214,712	210,538	210,538
Investment	100,977		99,656

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	17,088	14,041
Expenses	(14,447)	(5,074)
Joint Arrangement Net Income (Loss)	2,641	8,967

	12-31-2020		12-31-2019
	Assets	Liabilities	Assets	Liabilities
Eufores S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	115,971	192,443	148,550	209,665
Non-current	870,093	131,893	808,647	117,443
Equity	-	661,728	-	630,089
Total Joint Arrangement	986,064	986,064	957,197	957,197
Investment	330,864		315,045

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	227,488	245,209
Expenses	(197,172)	(246,332)
Joint Arrangement N e t Income (Loss)	30,316	(1,123)

	12-31-2020		12-31-2019
Zona Franca Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	6,233	107,131	5,823	115,627
Non-current	453,572	19,179	464,151	19,740
Equity	-	333,495	-	334,607
Total Joint Arrangement	459,805	459,805	469,974	469,974
Investment	166,748		167,304

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	18,206	18,206
Expenses	(19,318)	(27,081)
Joint Arrangement N e t Income (Loss)	(1,112)	(8,875)